Changes in Equity and Earnings per Share - Additional Information (Detail)			12 Months Ended
		Mar. 01, 2023 EUR (€) € / shares	Dec. 31, 2023	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Apr. 27, 2022 EUR (€) € / shares	May 24, 2021 € / shares	Apr. 28, 2021 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital | $				$ 1,736,000,000	$ 1,736,000,000
Number of shares issued				1,981,000,000	1,972,000,000	1,959,000,000	1,981,000,000
Number of shares outstanding				2,019,000,000	2,019,000,000		2,019,000,000
Dividend declared | €								€ 1,004,000,000		€ 1,003,000,000
Dividend declared date				Mar. 01, 2023	Apr. 28, 2021
Dividend paid date			Apr. 26, 2023	May 05, 2022	May 06, 2021
Profit attributable to equity holders | $				$ 5,969,000,000	$ 4,670,000,000	$ 1,405,000,000
Diluted earnings per share based on the profit | $				$ 5,969,000,000	$ 4,670,000,000	$ 1,405,000,000
Number of antidilutive share options outstanding				51,000,000	68,000,000	76,000,000	51,000,000
Sale/(purchase) of non-controlling interest | $	[1]					$ 2,985,000,000
Number Of Shares Settlement				5,100,000
Dividend payout date				Apr. 26, 2023	Apr. 27, 2022
South Africa, Rand
Disclosure of classes of share capital [line items]
Closing foreign exchange rate				16.968472	15.947907	14.686598	16.968472
Euro [member]
Disclosure of classes of share capital [line items]
Closing foreign exchange rate				0.937559	0.882924	0.81493	0.937559		17.0064
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares		€ 75						€ 0.5		€ 0.5
Dividend proposed | €		€ 1,508,000,000
Apollo Global Management Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of minority interest sold						49.90%
Proceeds from sales of investments accounted for using equity method | $						$ 3,000,000,000
Australia Divestiture [Member] | South Africa, Rand
Disclosure of classes of share capital [line items]
Closing Share Price | € / shares									€ 62.26
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares				282,050,690	282,107,042
Par value per share | € / shares							€ 0.61
Subscribed capital				$ 26,539,776			€ 21,628,060
Number Of Treasury Shares Reimbursed				35,455,836			35,455,836
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued				326,000,000
Number of restricted shares converted into ordinary shares				44,000,000
SAB Miller [member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme				77.40%			77.40%
Reserves [member]
Disclosure of classes of share capital [line items]
Sale/(purchase) of non-controlling interest | $	[2]					1,116,000,000
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Sale/(purchase) of non-controlling interest | $	[1]					1,869,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $				$ 1,123,000,000
Sale/(purchase) of non-controlling interest | $	[1]					$ 1,116,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage				15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital				$ 1,736,000,000			€ 1,238,608,344,120,000
Equity shares				35,455,836			35,455,836
Number of shares authorized				2,019,241,973			2,019,241,973
Number of shares outstanding | €							€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				30,000,000			30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				34,817,843			34,817,843

[1]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 21 Changes in equity and earnings per share for more details).
[2]	Amended to conform to 2022 presentation.